Share-Based Payments - by Functional Area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Allocation of Share-Based Payment Expense by function
Cost of cloud	€ 94	€ 53	€ 51
Cost of services	375	250	233
Cost of software licenses and support	38	48	49
Research and development	703	440	402
Sales and marketing	834	503	513
General and administration	175	137	87
Share-based payment expenses	2,220	1,431	1,334
Thereof cash-settled share-based payments	806	356	1,136
Thereof equity-settled share-based payments	€ 1,414	€ 1,075	€ 200
LTI 2020
Allocation of Share-Based Payment Expense by function
Expected dividend yield	1.52%	2.03%
Trading days	20 days
Percentage of payout amount per share unit	200.00%
LTI 2020, FSUs
Allocation of Share-Based Payment Expense by function
Percentage of the type of award to the total award under the specific plan	33.00%
Percentage of numerical target	100.00%
Performance period	3 years
LTI 2020, MSUs
Allocation of Share-Based Payment Expense by function
Percentage of the type of award to the total award under the specific plan	33.00%
Performance period	3 years
Performance factor when share performance matches the Peer Group Index (as a percent)	100.00%
LTI 2020, RSUs
Allocation of Share-Based Payment Expense by function
Percentage of the type of award to the total award under the specific plan	33.00%